Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
The accounting policies of these discontinued operations are consistent with the Company’s policies for the accompanying consolidated financial statements.

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
	(Unaudited)	(Unaudited)
Revenues:
Gaming operations	$8,303	$9,432
Gaming products	1,335	1,589
Total revenues	$9,638	$11,021
Operating (loss)/income:
Gaming operations gross margin	$3,415	$4,213
Gaming products gross margin	(1,078)	(452)
Corporate and other operating costs and expenses	(2,975)	(3,498)
Total operating (loss)/income	$(638)	$263
Depreciation and amortization:
Gaming operations	$3,165	$3,583
Gaming products	386	147
Corporate	19	14
Total depreciation and amortization	$3,570	$3,744

The following table presents the financial information for each of the Company’s operating segments.

	Years Ended December 31,

(amounts in thousands)	2013	2012
Revenues:
Gaming operations	$18,131	$18,997
Gaming products	3,424	6,454
Total revenues	$21,555	$25,451

Operating (loss)/income:
Gaming operations gross profit	$7,796	$9,141
Gaming products gross (loss)/profit	(859)	1,267
Corporate and other operating costs and expenses	(7,920)	(7,917)
Total operating (loss)/income	$(983)	$2,491

	December 31,

(amounts in thousands)	2013	2012
Identifiable assets:
Gaming operations	$26,401	$34,652
Gaming products	6,507	7,766
Corporate	722	1,300
Total identifiable assets	$33,630	$43,718

	December 31,

(amounts in thousands)	2013	2012
Goodwill:
Gaming operations	$353	$380
Gaming products	—	—
Corporate	—	—
Total goodwill	$353	$380

	Years Ended December 31,
(amounts in thousands)	2013	2012
Capital expenditures:
Gaming operations(1)	$4,813	$8,662
Gaming products	2,879	1,418
Corporate	332	45
Total capital expenditures	$8,024	$10,125

Depreciation and amortization:
Gaming operations	$6,947	$7,384
Gaming products	423	137
Corporate	37	126
Total depreciation and amortization	$7,407	$7,647

Interest expenses and finance fees:
Gaming operations	$—	$10
Gaming products	—	6
Corporate	7	92
Total interest expenses and finance fees	$7	$108

Income tax (expenses)/benefit:
Gaming operations(2)	$—	$—
Gaming products	—	110
Corporate	(141)	(29)
Total income tax (expenses)/benefit:	$(141)	$81

(1)	Includes costs related to new gaming development projects of approximately $3.6 million and $6.5 million for the years ended December 31, 2013 and 2012, respectively.
(2)
The Company is required to pay a fixed gaming obligation tax for its operations in Cambodia. The amounts paid were approximately $108,000 and $64,000 for the years ended December 31, 2013 and 2012, respectively, and were included in selling, general and administrative expenses.

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Geographic segment revenues for the six-month periods ended June 30, 2014 and 2013 consisted of the following:

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
	(Unaudited)	(Unaudited)
Cambodia	$6,895	$7,726
Macau	497	700
Philippines	1,864	2,259
Australia	316	163
Other	66	173
	$9,638	$11,021

Geographic segment revenues for the years ended December 31, 2013 and 2012 are as follows:

	Years Ended December 31,
(amounts in thousands)	2013	2012
Cambodia	$14,795	$15,279
Macau	1,012	1,503
Philippines	4,751	5,299
Australia	818	3,241
Other	179	129
	$21,555	$25,451

Long-lived assets, goodwill and intangible assets identified by geographic segments consisted of the following:

	December 31,
(amounts in thousands)	2013	2012
Cambodia	$15,407	$18,450
Philippines	2,097	3,450
Hong Kong	5,045	1,346
Australia	—	2,023
United States	160	240
	$22,709	$25,509